Net finance costs - Finance income (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Net finance costs
Dividends received from investments	R 44	R 42	R 520
Notional interest received	102		5
Interest received	776	745	1,191
Interest received on other long-term investments	28	27	32
Interest received loans and receivables	293	334	359
Interest income on cash and cash equivalents	455	384	800
Finance income per income statement	922	787	1,716
Less: notional interest	(102)		(5)
Less: interest received on tax	(28)	(105)	(146)
Finance income per the statement of cash flows	R 792	R 682	R 1,565